Organization (Details) - Schedule of Cash Flow Statement - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization (Details) - Schedule of Cash Flow Statement [Line Items]
Net revenues			$ 6,737
Net income/(loss)			(309)
Cash flow (used in)/provided by operating activities			3,112
Cash flow (used in)/provided by investing activities			64
Cash flow provided by/(used in) financing activities			$ (2,500)